AXP(SM)
Discovery
Fund

1999 annual report
(PROSPECTUS ENCLOSED)


The goal of AXP Discovery Fund is to provide shareholders with long-term growth of capital.
The Fund primarily invests in securities of small- and medium-sized companies.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by American Express Financial Advisors Inc.

AMERICAN EXPRESS Financial Advisors (logo)

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Your Piece of
the Future

Glance through current business magazine and newspaper articles on the fastest-growing companies in America -- and you'll find many of the stocks that Discovery Fund owns. The Fund seeks small- to medium-sized firms at the forefront of rapidly growing markets or industries. From high-tech companies in computer networking or biotechnology to firms that have found new ways to make, manage or market traditional products and services, these are the companies that are creating jobs and reshaping U.S. industry today.

AXP DISCOVERY FUND           (This annual report is not part of the prospectus.)

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Table of Contents

1999 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                         4
From the Portfolio Manager                4
Fund Facts                                6
The 10 Largest Holdings                   7
Making the Most of the Fund               8
The Fund's Long-term Performance          9
Independent Auditors' Report             11
Financial Statements                     12
Notes to Financial Statements            15
Investments in Securities                23
Federal Income Tax Information           30

1999 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  5p
Past Performance                       6p
Fees and Expenses                      8p
Management                             9p
Buying and Selling Shares              9p
Valuing Fund Shares                    9p
Investment Options                    10p
Purchasing Shares                     11p
Sales Charges                         14p
Exchanging/Selling Shares             18p
Distributions and Taxes               23p
Personalized Shareholder
  Information                         25p
About the Company                     26p
Quick Telephone Reference             28p
Financial Highlights                  29p

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.
o Change in the Fund name from "IDS" to "AXP."
o A new  shareholder  service and distribution plan.
o Changes with respect to fundamental investment policies.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.



Arne H. Carlson


(picture of) Kurt Winters
Kurt Winters
Portfolio manager

From the Portfolio Manager
AXP Discovery Fund overcame a severe downturn at the start to conclude the fiscal year with positive results. For the 12 months -- August 1998 through July 1999 -- the total return for the Fund's Class A shares was 5.45%.

The period began with the U.S. stock market being buffeted by powerful ill winds from abroad. The principal sources were Asia, Russia and parts of Latin America, whose economic problems cast increasing doubt on American companies' ability to sustain profits from those and other foreign markets. The heavy stock-selling that resulted finally subsided by the end of August, but by that time the Fund was down approximately 23%.

AXP DISCOVERY FUND           (This annual report is not part of the prospectus.)

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But, with the remarkable  resilience that has been its hallmark in recent years, the stock market soon got back on its feet and, with support from three reductions in short-term interest rates by the Federal Reserve, set out to reclaim the lost ground. The advance continued until spring, when rising interest rates finally snuffed out the rally.

SMALL-CAPS SHOW SOME STRENGTH
The market's gains were again led by large-capitalization growth stocks, a trend that has worked against the Fund in recent years. Late in the period, though, small and mid-cap stocks showed occasional signs of strength, as investors began to worry about the sky-high prices carried by the market's leaders.

Much of the credit for the Fund's comeback during the year went to technology-related stocks, which comprised the largest investment area for the Fund. The consumer group, which includes health care, food and retailing, also comprised a substantial portion of assets and made a solid contribution to performance during the rebound.

Overall,  I avoided  stocks of companies  with strong  business  ties to foreign
markets  and  emphasized  high-quality,   domestically  focused  companies  with
consistent earnings growth and relatively low stock prices.

As the new fiscal year begins, the investment environment is different from what it was several months ago. While the economy continues to roll along and inflation has yet to accelerate, long-term interest rates have risen steadily, causing periodic jitters in the stock market. Should stocks find the going tougher in the months ahead, I think the Fund will fare relatively well given its emphasis on reasonably priced stocks rather than the vulnerable high-fliers.



Kurt Winters

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1999                                            $11.04
July 31, 1998                                            $11.18
Decrease                                                 $ 0.14

Distributions -- Aug. 1, 1998 - July 31, 1999
From income                                              $ 0.17
From capital gains                                       $ 0.54
Total distributions                                      $ 0.71
Total return*                                             +5.45**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)

July 31, 1999                                            $10.65
July 31, 1998                                            $10.90
Decrease                                                 $ 0.25

Distributions -- Aug. 1, 1998 - July 31, 1999
From income                                              $ 0.17
From capital gains                                       $ 0.54
Total distributions                                      $ 0.71
Total return*                                            +4.65%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1999                                            $11.07
July 31, 1998                                            $11.20
Decrease                                                 $ 0.13

Distributions -- Aug. 1, 1998 - July 31, 1999
From income                                              $ 0.17
From capital gains                                       $ 0.54
Total distributions                                      $ 0.71
Total return*                                            +5.55%**

*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

AXP DISCOVERY FUND           (This annual report is not part of the prospectus.)

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The 10 Largest Holdings

                                     Percent                     Value
                                 (of net assets)         (as of July 31, 1999)
 Metris Companies                       7.12%                $70,762,500
 Dura Automotive Systems Cl A           4.30                  42,775,000
 Sunrise Assisted Living                3.95                  39,243,750
 Papa John's Intl                       3.89                  38,643,750
 Intermedia Communications              3.88                  38,587,500
 Jacobs Engineering Group               3.63                  36,077,605
 Allied Waste Inds                      3.53                  35,058,844
 Finova Group                           3.19                  31,764,063
 Aviation Sales                         3.13                  31,100,000
 U.S. Foodservice                       2.99                  29,706,250

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart
The 10 holdings listed here
make up 39.61% of net assets

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses. All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP DISCOVERY FUND           (This annual report is not part of the prospectus.)

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The Fund's Long-term Performance

How your $10,000 has grown in AXP Discovery Fund

$50,000


$40,000


                                             S&P 500
                                             Stock Index
$30,000
                                                                      $29,939
                                                              AXP Discovery Fund
                                                                        Class A
                                        Lipper Small Cap
                                        Fund Index
$20,000


$10,000


$9,500

'89    '90    '91     '92     '93     '94     '95    '96     '97    '98    '99


 Average annual total return (as of July 31, 1999)
               1 year    5 years          10 years      Since inception*
 Class A       +0.17%    +12.54%           +11.59%               --%
 Class B       -0.24%        --%               --%           +12.25%
 Class Y       +5.55%        --%               --%           +13.54%
*Inception date was March 20, 1995.

Assumes: Holding period from 8/1/89 to 7/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $16,400. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, Standard & Poor's 500 Index (S&P 500 Index) and the Lipper Small Cap Fund Index. In comparing AXP Discovery Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

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The S&P 500 Index,  an unmanaged list of common stocks,  is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

The Lipper Small Cap Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives..

AXP DISCOVERY FUND          (This annual report is not part of the prospectus.)

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The  financial   statements   contained  in  Post-Effective   Amendment  #37  to
Registration Statement No. 2-72174 filed on or about September 28, 1999, are incorporated herein by reference.

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Federal Income Tax Information
The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Discovery Fund, Inc.
Fiscal year ended July 31, 1999

Class A

Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                            Per share

Dec. 23, 1998                            $0.16958

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share

Dec. 23, 1998                            $0.54112
Total distributions                      $0.71070

The distributions of $0.71073 per share, payable Dec. 23, 1998, consisted of $0.16958 from net short-term capital gains and $0.54112 from net long-term capital gains.

AXP DISCOVERY FUND          (This annual report is not part of the prospectus.)

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Class B

Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                            Per share

Dec. 23, 1998                            $0.16958

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share

Dec. 23, 1998                            $0.54112
Total distributions                      $0.71070

The distributions of $0.71073 per share, payable Dec. 23, 1998, consisted of $0.16958 from net short-term capital gains and $0.54112 from net long-term capital gains.

Class Y

Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                            Per share

Dec. 23, 1998                            $0.16958

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share

Dec. 23, 1998                            $0.54112
Total distributions                      $0.71070

The distributions of $0.71073 per share, payable Dec. 23, 1998, consisted of $0.16958 from net short-term capital gains and $0.54112 from net long-term capital gains.

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

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                                                              S-6457 N (9/99)
AXP Discovery Fund
IDS Tower 10
Minneapolis, MN 55440-0010

AMERICAN EXPRESS Financial Advisors (logo)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.